UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-9094

Leuthold Funds, Inc.
 (Exact name of registrant as specified in charter)

150 S. Fifth Street, Suite 1700, Minneapolis, MN 55402
 (Address of principal executive offices) (Zip code)

John Mueller
Leuthold Weeden Capital Management
150 S. Fifth Street, Suite 1700, Minneapolis, MN 55402
  (Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Item 1. Schedule of Investments.

Leuthold Core Investment Fund
Schedule of Investments
June 30, 2018 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 55.74%
Auto Components - 2.46%
American Axle & Manufacturing Holdings, Inc. (a)(h)	108,386	$1,686,486
BorgWarner, Inc.	79,334	3,424,055
Cooper Tire & Rubber Co. (h)	50,841	1,337,118
Cooper-Standard Holding, Inc. (a)	17,319	2,263,074
Gentex Corp. (h)	103,358	2,379,301
Lear Corp.	22,906	4,256,164
Magna International, Inc. (b)	67,043	3,897,210
Tenneco, Inc.	31,845	1,399,906
		20,643,314
Banks - 0.01%
BIMB Holdings Bhd (b)	117,600	111,968

Chemicals - 0.00%
China Lumena New Materials Corp. (a)(b)(d)(e)	838,000	6,409

Consumer Finance - 1.68%
Ally Financial, Inc.	128,163	3,366,842
Capital One Financial Corp.	29,645	2,724,376
Navient Corp.	139,673	1,819,939
OneMain Holdings, Inc. (a)	55,368	1,843,201
Santander Consumer USA Holdings, Inc.	118,060	2,253,765
World Acceptance Corp. (a)(h)	18,437	2,046,691
		14,054,814
Food & Staples Retailing - 2.25%
Kroger Co.	191,754	5,455,401
Performance Food Group Co. (a)	62,307	2,286,667
Sprouts Farmers Market, Inc. (a)	148,659	3,280,904
United Natural Foods, Inc. (a)(h)	75,837	3,235,207
U.S. Foods Holding Corp. (a)	122,255	4,623,684
		18,881,863
Health Care Providers & Services - 12.28%
Acadia Healthcare Co., Inc. (a)(h)	126,047	5,156,583
Aetna, Inc.	35,756	6,561,226
AMN Healthcare Services, Inc. (a)(h)	43,872	2,570,899
Anthem, Inc.	31,845	7,580,065
Centene Corp. (a)	64,250	7,916,243
Cigna Corp.	26,258	4,462,547
DaVita, Inc. (a)	66,141	4,592,831
Encompass Health Corp.	80,492	5,450,918
Express Scripts Holding Co. (a)	76,960	5,942,082
HCA Healthcare, Inc.	84,944	8,715,254
Humana, Inc.	21,230	6,318,685
Laboratory Corp of America Holdings (a)	27,825	4,995,422
LifePoint Health, Inc. (a)(h)	58,798	2,869,342
MEDNAX, Inc. (a)	65,283	2,825,448
Premier, Inc. - Class A (a)(h)	74,117	2,696,377
Quest Diagnostics, Inc.	46,107	5,069,004
Select Medical Holdings Corp. (a)	172,124	3,124,051
UnitedHealth Group, Inc.	37,432	9,183,567
Universal Health Services, Inc. - Class B	62,121	6,922,764
		102,953,308

Hotels, Restaurants & Leisure - 2.56%
Carnival Corp.	85,480	$4,898,859
ILG, Inc.	104,475	3,450,809
Marriott Vacations Worldwide Corp.	20,672	2,335,109
Miramar Hotel & Investment (b)	17,000	32,019
Norwegian Cruise Line Holdings, Ltd. (a)	47,489	2,243,855
Royal Caribbean Cruises, Ltd.	40,226	4,167,414
Wyndham Destinations, Inc.	41,902	1,855,001
Wyndham Hotels & Resorts, Inc.	41,902	2,465,095
		21,448,161
Household Durables - 3.22%
D.R. Horton, Inc.	155,316	6,367,956
Lennar Corp. - Class A	71,200	3,738,000
M/I Homes, Inc. (a)	58,104	1,538,594
MDC Holdings, Inc.	65,926	2,028,543
Meritage Homes Corp. (a)	50,841	2,234,462
PulteGroup, Inc.	181,016	5,204,210
Taylor Morrison Home Corp. - Class A (a)	87,156	1,811,102
Toll Brothers, Inc.	109,504	4,050,553
		26,973,420
Insurance - 0.04%
PICC Property & Casualty Co., Ltd. (b)	321,000	345,243

IT Services - 8.16%
Accenture PLC - Class A (b)	37,432	6,123,501
Alliance Data Systems Corp.	16,447	3,835,440
Amdocs, Ltd.	32,404	2,144,821
CACI International, Inc. - Class A (a)	13,967	2,354,138
CGI Group, Inc. - Class A (a)(b)	30,169	1,910,301
Cognizant Technology Solutions Corp. - Class A	31,845	2,515,436
Convergys Corp.	58,663	1,433,724
First Data Corp. - Class A (a)(h)	180,429	3,776,379
Fiserv, Inc. (a)	78,216	5,795,023
FleetCor Technologies, Inc. (a)(h)	17,659	3,719,868
Genpact, Ltd.	62,188	1,799,099
International Business Machines Corp.	28,493	3,980,472
Mastercard, Inc. - Class A	43,019	8,454,094
MAXIMUS, Inc.	53,344	3,313,196
Science Applications International Corp.	29,052	2,351,178
Syntel, Inc. (a)	59,875	1,921,389
Travelport Worldwide, Ltd. (b)	128,985	2,391,382
Visa, Inc. - Class A (h)	60,897	8,065,808
The Western Union Co. (h)	122,497	2,490,364
		68,375,613
Metals & Mining - 0.75%
ArcelorMittal - NYRS (h)	104,458	3,006,301
Vale SA - ADR	254,924	3,268,126
		6,274,427
Multiline Retail - 5.43%
Big Lots, Inc. (h)	87,156	3,641,378
Dillard's, Inc. - Class A (h)	38,617	3,649,306
Dollar General Corp.	69,836	6,885,830
Dollar Tree, Inc. (a)	62,015	5,271,275
J.C. Penney Co., Inc. (a)	926,753	2,168,602
Kohl's Corp.	62,841	4,581,109
Macy's, Inc.	125,636	4,702,555
Nordstrom, Inc.	91,181	4,721,352
Target Corp. (h)	129,616	9,866,370
		45,487,777

Paper & Forest Products - 1.06%
Boise Cascade Co.	83,832	$3,747,290
Louisiana-Pacific Corp.	190,091	5,174,277
		8,921,567
Professional Services - 3.78%
ASGN, Inc. (a)	71,025	5,553,445
Insperity, Inc.	54,061	5,149,310
Korn/Ferry International	76,568	4,741,856
ManpowerGroup, Inc.	50,901	4,380,540
Robert Half International, Inc. (h)	82,263	5,355,321
TriNet Group, Inc. (a)	75,440	4,220,114
TrueBlue, Inc. (a)	84,362	2,273,556
		31,674,142
Road & Rail - 3.00%
Canadian National Railway Co. (b)	39,983	3,268,610
Canadian Pacific Railway, Ltd. (b)	18,282	3,345,972
CSX Corp.	53,037	3,382,700
Genesee & Wyoming, Inc. - Class A (a)	31,431	2,555,969
Kansas City Southern	31,122	3,297,687
Norfolk Southern Corp.	22,365	3,374,208
Union Pacific Corp.	23,386	3,313,328
Werner Enterprises, Inc. (h)	69,302	2,602,290
		25,140,764
Semiconductors & Semiconductor Equipment - 5.35%
Applied Materials, Inc.	135,388	6,253,572
Cirrus Logic, Inc. (a)	25,141	963,654
Intel Corp.	58,104	2,888,350
KLA-Tencor Corp.	27,935	2,864,176
Kulicke & Soffa Industries, Inc. (b)	75,982	1,809,891
Lam Research Corp. (h)	48,896	8,451,674
Micron Technology, Inc. (a)	75,982	3,984,496
MKS Instruments, Inc.	51,958	4,972,381
SolarEdge Technologies, Inc. (a)(b)(h)	80,791	3,865,849
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	70,395	2,573,641
Teradyne, Inc. (h)	163,370	6,219,496
		44,847,180
Specialty Retail - 3.71%
Aaron's, Inc.	88,832	3,859,750
AutoNation, Inc. (a)	47,984	2,331,063
Bed, Bath & Beyond, Inc. (h)	141,908	2,827,517
Group 1 Automotive, Inc.	33,521	2,111,823
The Home Depot, Inc.	18,437	3,597,059
Lowe's Companies, Inc.	60,897	5,819,926
The Michaels Companies, Inc. (a)(h)	113,973	2,184,863
Penske Automotive Group, Inc.	57,545	2,695,983
Williams-Sonoma, Inc. (h)	92,184	5,658,254
		31,086,238
TOTAL COMMON STOCKS (Cost $379,025,692)		$467,226,208

INVESTMENT COMPANIES - 12.81%
Exchange Traded Funds - 12.81%
Financial Select Sector SPDR Fund	608,202	$16,172,091
Invesco CurrencyShares Euro Currency Trust (a)(h)	77,677	8,704,485
Invesco CurrencyShares Japanese Yen Trust (a)(f)(h)	287,011	24,817,841
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	927,029	17,112,955
iShares Floating Rate Bond ETF (h)	191,359	9,759,309
iShares International Treasury Bond ETF (h)	347,250	17,088,172
SPDR Bloomberg Barclays International Treasury Bond ETF	195,593	5,427,706
SPDR Gold Shares (a)	69,807	8,282,601
TOTAL INVESTMENT COMPANIES (Cost $107,765,510)		$107,365,160

	Principal Amount	Fair Value
CORPORATE BONDS - 3.07%
Banks - 1.15%
JPMorgan Chase & Co.
1.500%, 01/27/2025	$4,600,000	$5,516,809
Wells Fargo & Co.
1.125%, 10/29/2021	3,430,000	4,109,888
		9,626,697
Food Products - 0.48%
Kraft Heinz Foods Co.
3.950%, 07/15/2025 (h)	4,150,000	4,033,814

Internet Software & Services - 0.41%
Alibaba Group Holding, Ltd.
2.500%, 11/28/2019 (b)	3,480,000	3,456,775

Software - 0.53%
Oracle Corp.
2.950%, 05/15/2025 (h)	4,620,000	4,410,519

Technology Hardware, Storage & Peripherals - 0.50%
Apple, Inc.
1.000%, 11/10/2022	3,500,000	4,235,069
TOTAL CORPORATE BONDS (Cost $25,471,535)		$25,762,874

UNITED STATES TREASURY OBLIGATIONS - 5.16%
United States Treasury Inflation Index Bond - 1.56%
0.125%, 07/15/2022	$13,281,127	$13,059,980

United States Treasury Notes - 3.60%
1.500%, 01/31/2019	10,990,000	10,944,065
2.500%, 01/31/2025	7,080,000	6,950,846
4.375%, 02/15/2038 (h)	10,070,000	12,273,206
		30,168,117
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $43,629,600)		$43,228,097

FOREIGN GOVERNMENT BONDS - 4.65%
Argentina Republic Government International Bond
6.250%, 04/22/2019 (b)	$4,300,000	$4,317,243
Canadian Government Bond
2.250%, 06/01/2025 (b)	CAD 5,400,000	4,136,515
French Republic Government Bond OAT
1.250%, 05/25/2036 (b)	EUR 13,940,000	16,497,552
Government of the United Kingdom
2.250%, 09/07/2023 (b)	GBP 3,750,000	5,256,642
Indonesia Government International Bond
5.875%, 03/13/2020 (b)(g)	$2,260,000	2,352,753
Korea International Bond
7.125%, 04/16/2019 (b)	$2,250,000	2,321,932
Poland Government International Bond
6.375%, 07/15/2019 (b)	$2,000,000	2,071,024
Turkey Government International Bond
7.500%, 11/07/2019 (b)	$2,010,000	2,063,024
TOTAL FOREIGN GOVERNMENT BONDS (Cost $39,623,278)		$39,016,685

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 13.47%
Money Market Funds - 13.47%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.775% (c)(i)	112,902,862	$112,902,862
TOTAL SHORT-TERM INVESTMENTS (Cost $112,902,862)		$112,902,862

INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 10.74%
Mount Vernon Liquid Assets Portfolio, LLC, 2.200% (c)		$90,050,727
TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost 90,050,727)		$90,050,727

Total Investments (Cost $798,469,204) - 105.64%		$885,552,613
Liabilities in Excess of Other Assets (i) - (5.64)%		(47,242,063)
TOTAL NET ASSETS - 100.00%		$838,310,550

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
NYRS	New York Registry Shares
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2018.
(d)	Illiquid security. The fair value of these securities total $6,409 which represents an amount that rounds to 0.00% of total net assets.
(e)
This security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. and is deemed a Level 3 security as it is valued using significant unobservable inputs.

(f)	Affiliated security. At June 30, 2018, the market value of this security totals $24,817,841, which represents 2.96% of total net assets.
(g)
Restricted security as defined in Rule 144 under the Securities Act of 1933.  Resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2018, the market value of these securities total $2,352,753, which represents 0.28% of total net assets.

(h)
This security or a portion of this security was out on loan as of June 30, 2018. Total loaned securities had a value of $88,041,394 or 10.50% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(i)	All or a portion of the assets have been committed as collateral for open securites sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core Investment Fund
Schedule of Securities Sold Short - (a)
June 30, 2018 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 6.84%
Aerospace & Defense - 0.07%
Maxar Technologies, Ltd.	5,967	$301,453
Mercury Systems, Inc.	7,992	304,175
		605,628
Banks - 0.34%
HDFC Bank, Ltd. - ADR	9,508	998,530
Home BancShares, Inc.	27,922	629,920
South State Corp.	3,910	337,237
Sterling Bancorp	38,925	914,738
		2,880,425
Beverages - 0.22%
Anheuser-Busch InBev SA/NV - ADR	8,520	858,475
The Coca-Cola Co.	21,577	946,367
		1,804,842
Building Products - 0.18%
AAON, Inc.	9,012	299,649
American Woodmark Corp.	5,995	548,842
JELD-WEN Holding, Inc.	21,980	628,408
		1,476,899
Capital Markets - 0.13%
MarketAxess Holdings, Inc.	4,177	826,461
WisdomTree Investments, Inc.	26,574	241,292
		1,067,753
Chemicals - 0.24%
DowDuPont, Inc.	9,127	601,652
GCP Applied Technologies, Inc.	19,078	552,308
The Scotts Miracle-Gro Co.	10,479	871,434
		2,025,394
Commercial Services & Supplies - 0.37%
ABM Industries, Inc.	8,113	236,737
The Brink's Co.	11,017	878,606
Clean Harbors, Inc.	6,155	341,910
Healthcare Services Group, Inc.	16,445	710,260
MSA Safety, Inc.	3,917	377,364
Rollins, Inc.	11,393	599,044
		3,143,921
Communications Equipment - 0.19%
Finisar Corp.	51,367	924,606
Viavi Solutions, Inc.	65,464	670,351
		1,594,957
Construction Materials - 0.19%
Martin Marietta Materials, Inc.	3,104	693,216
Vulcan Materials Co.	7,074	912,971
		1,606,187

Diversified Consumer Services - 0.08%
Sotheby's	12,637	$686,695

Energy Equipment & Services - 0.20%
Baker Hughes, a GE Co.	27,619	912,256
Patterson-UTI Energy, Inc.	42,414	763,452
		1,675,708
Food Products - 0.14%
McCormick & Co., Inc.	9,904	1,149,755

Health Care Equipment & Supplies - 0.24%
Becton Dickinson and Co.	4,131	989,622
DexCom, Inc.	10,915	1,036,707
		2,026,329
Health Care Technology - 0.23%
Cerner Corp.	14,651	875,983
Medidata Solutions, Inc.	13,418	1,080,954
		1,956,937
Hotels, Restaurants & Leisure - 0.31%
Caesars Entertainment Corp.	72,863	779,634
The Cheesecake Factory, Inc.	15,410	848,474
The Wendy's Co.	57,520	988,194
		2,616,302
Household Durables - 0.11%
iRobot Corp.	12,310	932,729

Insurance - 0.61%
American International Group, Inc.	16,339	866,294
Arch Capital Group, Ltd. (b)	31,392	830,632
FNF Group	23,749	893,437
Marsh & McLennan Companies, Inc.	12,238	1,003,149
W.R. Berkley Corp.	8,858	641,408
Willis Towers Watson PLC (b)	5,769	874,581
		5,109,501
Internet & Direct Marketing Retail - 0.11%
Ctrip.com International, Ltd. - ADR	19,416	924,784

Internet Software & Services - 0.21%
LogMeIn, Inc.	8,523	880,000
Pandora Media, Inc.	111,852	881,394
		1,761,394
IT Services - 0.11%
Gartner, Inc.	6,906	917,807

Leisure Products - 0.12%
Hasbro, Inc.	11,125	1,026,949

Machinery - 0.41%
Actuant Corp. - Class A	10,119	$296,993
Colfax Corp.	9,768	299,389
Flowserve Corp.	20,226	817,130
Lincoln Electric Holdings, Inc.	9,771	857,503
Mueller Water Products, Inc. - Class A	25,135	294,582
The Toro Co.	14,908	898,207
		3,463,804
Media - 0.20%
Cable One, Inc.	951	697,359
Grupo Televisa SAB - ADR	53,800	1,019,510
		1,716,869
Metals & Mining - 0.08%
Franco-Nevada Corp. (b)	9,345	682,372

Multi-Utilities - 0.12%
NiSource, Inc.	37,383	982,425

Oil, Gas & Consumable Fuels - 0.11%
ONEOK, Inc.	13,131	916,938

Pharmaceuticals - 0.12%
AstraZeneca PLC - ADR	28,288	993,192
Professional Services - 0.04%
WageWorks, Inc.	6,211	310,550

Real Estate Investment Trusts (REITs) - 0.51%
CyrusOne, Inc.	15,358	896,293
Digital Realty Trust, Inc.	9,423	1,051,418
Healthcare Realty Trust, Inc.	22,595	657,063
Healthcare Trust of America, Inc. - Class A	38,515	1,038,364
Vornado Realty Trust	8,337	616,271
		4,259,409
Real Estate Management & Development - 0.04%
Kennedy-Wilson Holdings, Inc.	15,432	326,387

Semiconductors & Semiconductor Equipment - 0.23%
Advanced Micro Devices, Inc.	67,910	1,017,971
Universal Display Corp.	10,337	888,982
		1,906,953
Software - 0.47%
Guidewire Software, Inc.	11,076	983,327
Pegasystems, Inc.	10,030	549,644
Snap, Inc. - Class A	56,777	743,211
Symantec Corp.	34,748	717,546
The Ultimate Software Group, Inc.	3,722	957,708
		3,951,436
Textiles, Apparel & Luxury Goods - 0.11%
Under Armour, Inc. - Class A	39,316	883,824
TOTAL COMMON STOCKS (Proceeds $57,828,326)		$57,385,055

INVESTMENT COMPANIES - 7.83%
Exchange Traded Funds - 7.83%
SPDR S&P 500 ETF Trust	241,912	$65,625,887
TOTAL INVESTMENT COMPANIES (Proceeds $64,081,243)		$65,625,887

TOTAL SECURITIES SOLD SHORT
(Proceeds $121,909,569) - 14.67%		$123,010,942

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core Investment Fund

Summary of Fair Value Exposure at June 30, 2018

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of June 30, 2018:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Auto Components	$20,643,314	$-	$-	$20,643,314
Banks	–	111,968	–	111,968
Chemicals	–	–	6,409	6,409
Consumer Finance	14,054,814	–	–	14,054,814
Food & Staples Retailing	18,881,863	–	–	18,881,863
Health Care Providers & Services	102,953,308	–	–	102,953,308
Hotels, Restaurants & Leisure	21,416,142	32,019	–	21,448,161
Household Durables	26,973,420	–	–	26,973,420
Insurance	-	345,243	–	345,243
IT Services	68,375,613	–	–	68,375,613
Metals & Mining	6,274,427	–	–	6,274,427
Multiline Retail	45,487,777	–	–	45,487,777
Paper & Forest Products	8,921,567	–	–	8,921,567
Professional Services	31,674,142	–	–	31,674,142
Road & Rail	25,140,764	–	–	25,140,764
Semiconductors & Semiconductor Equipment	44,847,180	–	–	44,847,180
Specialty Retail	31,086,238	–	–	31,086,238
Total Common Stocks	466,730,569	489,230	6,409	467,226,208
Exchange Traded Funds	107,365,160	–	–	107,365,160
Corporate Bonds	–	25,762,874	–	25,762,874
United States Treasury Obligations	–	43,228,097	–	43,228,097
Foreign Government Bonds	–	39,016,685	–	39,016,685
Money Market Funds	112,902,862	–	–	112,902,862
Investments Purchased as Securities Lending Collateral*	–	–	–	90,050,727
Total Investments in Securities	$686,998,591	$108,496,886	$6,409	$885,552,613

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$57,385,055	$–	$–	$57,385,055
Exchange Traded Funds	65,625,887	–	–	65,625,887
Total Securities Sold Short	$123,010,942	$–	$–	$123,010,942

The Fund did not have any transfers into Level 1, Level 2 or Level 3 during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of September 30, 2017	$6,437
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized depreciation	(28)	*
Purchases	–
Sales	–
Transfer into and/or out of Level 3	–
Balance as of June 30, 2018	$6,409	(1)

Change in unrealized depreciation during the period for Level 3 investments held at June 30, 2018	$(28)

* Unrealized depreciation is due to a change in foreign currency exchange rate.

(1) The security (China Lumena New Materials Corp.) is classified as a Level 3 security due to a halt in trading of the security on March 25, 2014. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 1.25. Significant changes in the discount rate may result in a change in fair value measurement. For the duration of the period, the discount was 95%.

Leuthold Global Fund
Schedule of Investments
June 30, 2018 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 56.85%
Airlines - 3.69%
Air Canada (a)(b)	22,823	$368,911
AirAsia Bhd (b)	421,000	312,034
Delta Air Lines, Inc.	11,078	548,804
Deutsche Lufthansa AG (b)	20,292	486,149
Hawaiian Holdings, Inc.	4,325	155,484
International Consolidated Airlines Group SA (b)	40,188	350,617
JetBlue Airways Corp. (a)	18,433	349,858
SkyWest, Inc. (g)	6,448	334,651
United Continental Holdings, Inc. (a)	7,004	488,389
		3,394,897
Capital Markets - 3.58%
3i Group PLC (b)	34,331	406,449
AllianceBernstein Holding LP	11,007	314,250
Apollo Global Management LLC - Class A	13,772	438,914
The Carlyle Group LP	13,023	277,390
Federated Investors, Inc. - Class B (g)	10,363	241,665
GAM Holding AG (b)	16,527	227,259
KKR & Co. LP	20,140	500,479
Man Group PLC (b)	140,731	326,230
Perpetual, Ltd. (b)	7,807	240,312
Quilter PLC (a)(b)	31,257	59,781
Waddell & Reed Financial, Inc. - Class A (g)	14,594	262,254
		3,294,983
Chemicals - 3.00%
Denka Co., Ltd. (b)	9,400	312,894
Hanwha Chemical Corp. (b)	9,300	182,282
Lotte Chemical Corp. (b)	1,723	537,113
LyondellBasell Industries NV - Class A (b)	7,168	787,405
Tosoh Corp. (b)	39,000	603,025
Trinseo SA (b)	4,769	338,360
		2,761,079
Communications Equipment - 2.96%
Arcadyan Technology Corp. (b)	136,000	327,898
ARRIS International PLC (a)(b)	15,968	390,338
BYD Electronic International Co., Ltd. (b)	283,500	385,978
Ciena Corp. (a)(g)	16,864	447,065
CommScope Holding Co., Inc. (a)(g)	14,037	409,950
EchoStar Corp. - Class A (a)	8,255	366,522
Sangsangin Co., Ltd. (a)(b)	10,757	204,389
Taihan Fiberoptics Co., Ltd. (a)(b)	36,234	197,663
		2,729,803

Health Care Providers & Services - 5.99%
Aetna, Inc.	2,861	$524,993
Alfresa Holdings Corp. (b)	20,900	490,780
Anthem, Inc.	2,230	530,807
Centene Corp. (a)	4,358	536,949
Cigna Corp.	3,118	529,904
Express Scripts Holding Co. (a)	7,553	583,167
Laboratory Corp. of America Holdings (a)	2,688	482,577
Magellan Health, Inc. (a)	2,766	265,398
McKesson Corp.	3,807	507,854
Medipal Holdings Corp. (b)	22,800	457,990
Patterson Companies, Inc. (g)	14,549	329,826
Qualicorp SA (b)	58,000	275,353
		5,515,598
Household Durables - 3.78%
Barratt Developments PLC (b)	46,499	315,212
Bellway PLC (b)	9,751	385,220
Haseko Corp. (b)	31,500	434,168
Lennar Corp. - Class A	9,219	483,998
MDC Holdings, Inc.	11,673	359,178
Meritage Homes Corp. (a)	8,724	383,420
Redrow PLC (b)	49,396	347,021
Toll Brothers, Inc.	8,836	326,844
TRI Pointe Group, Inc. (a)	27,436	448,853
		3,483,914
Insurance - 3.29%
CNO Financial Group, Inc.	17,790	338,722
Dai-ichi Life Holdings, Inc. (b)	21,700	386,209
Legal & General Group PLC (b)	116,100	406,099
Lincoln National Corp.	3,690	229,702
Medibank Pvt, Ltd. (b)	138,516	299,088
Old Mutual, Ltd. (a)(b)	93,770	185,380
Ping An Insurance Group Co. of China, Ltd. (b)	63,500	581,512
Prudential Financial, Inc.	3,316	310,079
Unum Group (a)	8,076	298,731
		3,035,522
Internet Software & Services - 1.77%
Akamai Technologies, Inc. (a)	5,664	414,775
Alphabet, Inc. - Class A (a)	432	487,810
eBay, Inc. (a)	12,280	445,273
j2 Global, Inc. (g)	3,305	286,246
		1,634,104
IT Services - 4.32%
Alliance Data Systems Corp. (g)	1,701	396,673
CACI International, Inc. - Class A (a)	2,134	359,686
Computershare, Ltd. (b)	19,617	267,232
CSG Systems International, Inc.	6,351	259,566
Fidelity National Information Services, Inc.	3,743	396,870
FleetCor Technologies, Inc. (a)(g)	1,829	385,279
Genpact, Ltd.	13,309	385,029
GreenSky, Inc. - Class A (a)	11,455	242,273
MAXIMUS, Inc.	4,310	267,694
NET One Systems Co., Ltd. (b)	23,400	401,725
Syntel, Inc. (a)	10,800	346,572
Travelport Worldwide, Ltd. (b)(g)	14,782	274,058
		3,982,657

Metals & Mining - 1.98%
APERAM SA (b)	5,787	$248,047
BlueScope Steel, Ltd. (b)	50,401	643,246
Ferrexpo PLC (b)	85,566	205,745
Reliance Steel & Aluminum Co.	2,645	231,543
Voestalpine AG (b)	6,418	295,119
Worthington Industries, Inc.	4,880	204,814
		1,828,514
Multiline Retail - 0.91%
Dillard's, Inc. - Class A (g)	4,505	425,722
Kohl's Corp.	5,620	409,698
		835,420
Oil, Gas & Consumable Fuels - 7.44%
Adaro Energy Tbk PT (b)	1,907,900	238,060
Antero Resources Corp. (a)(g)	14,507	309,725
Beach Energy, Ltd. (b)	207,399	268,452
Cenovus Energy, Inc. (b)	28,965	300,657
Chesapeake Energy Corp. (a)(g)	62,434	327,154
CNX Resources Corp. (a)	16,967	301,673
DNO ASA (a)(b)	140,360	258,383
Ecopetrol SA - ADR	15,249	313,367
Eni SpA - ADR	8,533	316,745
Equinor ASA - ADR	13,135	346,895
Exxon Mobil Corp.	5,337	441,530
Galp Energia SGPS SA (b)	13,870	263,858
Idemitsu Kosan Co., Ltd. (b)	7,000	248,931
Laredo Petroleum, Inc. (a)(g)	28,622	275,344
MOL Hungarian Oil & Gas PLC (b)	23,863	229,625
PBF Energy, Inc. - Class A	6,910	289,736
Peyto Exploration & Development Corp. (b)	32,050	246,717
Polski Koncern Naftowy ORLEN SA (b)	6,312	141,370
PTT PCL - NVDR	180,200	260,526
Repsol SA (b)	16,989	331,610
Southwestern Energy Co. (a)	59,838	317,141
Thai Oil PCL - NVDR	76,500	179,336
Tupras Turkiye Petrol Rafinerileri AS (b)	6,815	160,646
Whitehaven Coal, Ltd. (b)	114,029	486,759
		6,854,240
Paper & Forest Products - 4.44%
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)	2,484,000	47,492
Domtar Corp.	6,913	330,027
Fibria Celulose SA - ADR	18,767	348,878
Lee & Man Paper Manufacturing, Ltd. (b)	264,000	266,344
Louisiana-Pacific Corp.	17,193	467,993
Norbord, Inc. (b)	7,660	314,988
Sappi, Ltd. (b)	64,989	432,416
Stora Enso OYJ (b)	34,055	663,459
Suzano Papel e Celulose SA (b)	20,400	235,384
UPM-Kymmene OYJ (b)	9,051	322,262
West Fraser Timber Co., Ltd. (b)	9,640	663,541
		4,092,784

Real Estate Management & Development - 1.17%
Daiwa House Industry Co., Ltd. (b)	7,700	$261,968
Hongkong Land Holdings, Ltd. (b)	47,816	341,833
Realogy Holdings Corp. (g)	7,807	178,000
Vonovia SE (b)	6,214	295,348
		1,077,149
Semiconductors & Semiconductor Equipment - 6.30%
A-DATA Technology Co., Ltd. (b)	93,000	199,877
Amkor Technology, Inc. (a)(g)	38,661	332,098
Applied Materials, Inc.	8,365	386,379
ASM International NV (b)	6,995	385,444
Cirrus Logic, Inc. (a)	4,587	175,820
DB HiTek Co., Ltd. (b)	20,137	353,745
Dialog Semiconductor PLC (a)(b)	6,304	95,549
Japan Material Co., Ltd. (b)	21,700	334,817
Jusung Engineering Co., Ltd. (b)	32,575	239,789
Lam Research Corp. (g)	2,423	418,816
Micron Technology, Inc. (a)	17,380	911,407
MKS Instruments, Inc.	3,093	296,000
ON Semiconductor Corp. (a)(g)	21,158	470,448
SCREEN Holdings Co., Ltd. (b)	4,100	287,139
STMicroelectronics NV - NYRS	18,826	416,431
Tokyo Seimitsu Co., Ltd. (b)	8,800	290,037
Ulvac, Inc. (b)	5,500	209,808
		5,803,604
Wireless Telecommunication Services - 2.23%
China Mobile, Ltd. - ADR	7,233	321,073
Freenet AG (b)	10,260	271,292
KDDI Corp. (b)	25,300	691,826
Softbank Group Corp. (b)	10,800	771,208
		2,055,399
TOTAL COMMON STOCKS (Cost $49,225,936)		$52,379,667

INVESTMENT COMPANIES - 10.72%
Exchange Traded Funds - 10.72%
Invesco CurrencyShares Euro Currency Trust (a)(g)	5,297	$593,582
Invesco CurrencyShares Japanese Yen Trust (a)(g)	37,941	3,280,758
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (g)	104,732	1,933,353
iShares Floating Rate Bond ETF	20,589	1,050,039
iShares International Treasury Bond ETF (g)	42,420	2,087,488
SPDR Gold Shares (a)	7,833	929,386
TOTAL INVESTMENT COMPANIES (Cost $9,852,831)		$9,874,606

	Principal Amount	Fair Value
CORPORATE BONDS - 2.80%
Banks - 1.55%
JPMorgan Chase & Co.
1.500%, 01/27/2025	470,000	$563,674
Wells Fargo & Co.
1.125%, 10/29/2021	720,000	862,717
		1,426,391
Diversified Telecommunication Services - 0.60%
AT&T, Inc.
3.400%, 05/15/2025	590,000	553,266

Technology Hardware, Storage & Peripherals - 0.65%
Apple, Inc.
1.000%, 11/10/2022	500,000	$605,010
TOTAL CORPORATE BONDS (Cost $2,500,492)		$2,584,667

UNITED STATES TREASURY OBLIGATIONS - 5.04%
United States Treasury Inflation Index Bond - 1.69%
0.125%, 07/15/2022	1,585,237	$1,558,841

United States Treasury Notes - 3.35%
1.500%, 01/31/2019	762,000	758,815
2.500%, 01/31/2025	509,000	499,715
4.375%, 02/15/2038 (g)	1,495,000	1,822,089
		3,080,619
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $4,681,051)		$4,639,460

FOREIGN GOVERNMENT BONDS - 5.64%
Argentina Republic Government International Bond
6.250%, 04/22/2019 (b)	$725,000	$727,907
Canadian Government Bond
2.250%, 06/01/2025 (b)	CAD 610,000	467,273
French Republic Government Bond OAT
1.250%, 05/25/2036 (b)	EUR 1,610,000	1,905,385
Government of the United Kingdom
2.250%, 09/07/2023 (b)	GBP 630,000	883,116
Indonesia Government International Bond
5.875%, 03/13/2020 (b)(f)	$290,000	301,902
Korea International Bond
7.125%, 04/16/2019 (b)	$400,000	412,788
Turkey Government International Bond
7.500%, 11/07/2019 (b)	$490,000	502,926
TOTAL FOREIGN GOVERNMENT BONDS (Cost $5,263,979)		$5,201,297

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 15.40%
Money Market Funds - 15.40%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.775% (c)(h)	14,183,693	$14,183,693
TOTAL SHORT-TERM INVESTMENTS (Cost $14,183,693)		$14,183,693

INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 13.54%
Mount Vernon Liquid Assets Portfolio, LLC, 2.200% (c)	12,473,230	$12,473,230
TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $12,473,230)		$12,473,230

Total Investments (Cost $98,181,212) - 109.99%	$101,336,620
Liabilities in Excess of Other Assets - (9.99)%	(9,207,772)
TOTAL NET ASSETS - 100.00%	$92,128,848

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
NVDR	Non-Voting Depositary Receipt
NYRS	New York Registry Shares
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2018.
(d)	Illiquid security. The fair value of these securities total $47,492 which represents 0.05% of total net assets.
(e)
This security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. and is deemed a Level 3 security as it is valued using significant unobservable inputs.

(f)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933.  Resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2018, the market value of these securities total $301,902, which represents 0.33% of total net assets.

(g)
This security or a portion of this security was out on loan as of June 30, 2018. Total loaned securities had a value of $12,210,238 or 13.25% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(h)	All or a portion of the assets have been committed as collateral for open securites sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

		Percentage
	Fair	of Total
	Value	Investments
CURRENCY EXPOSURE
Australian Dollar	$2,205,089	2.18%
Brazilian Real	510,737	0.50
British Pound	3,870,870	3.82
Canadian Dollar	2,061,430	2.03
Euro	7,594,923	7.50
Hong Kong Dollar	1,281,326	1.26
Hungarian Forint	229,625	0.23
Indonesian Rupiah	238,060	0.24
Japanese Yen	6,182,525	6.10
Malaysian Ringgit	312,034	0.31
New Taiwan Dollar	527,775	0.52
Norwegian Krone	258,383	0.25
Polish Zloty	141,370	0.14
South African Rand	432,416	0.43
South Korea Won	1,714,981	1.69
Swiss Franc	227,259	0.22
Thai Baht	439,862	0.43
Turkish Lira	160,646	0.16
US Dollar	72,947,309	71.99
Total Investments	$101,336,620	100.00%

		Percentage
	Fair	of Total
	Value	Investments
PORTFOLIO DIVERSIFICATION
Argentina	$727,907	0.72%
Australia	2,205,089	2.18
Austria	295,119	0.29
Brazil	859,615	0.85
Britain	3,849,352	3.80
Canada	2,362,087	2.33
China	1,014,982	1.00
Colombia	313,367	0.31
Finland	985,721	0.97
France	1,905,385	1.88
Germany	1,052,789	1.04
Hong Kong	929,250	0.92
Hungary	229,625	0.23
Indonesia	539,962	0.53
Italy	316,745	0.31
Japan	6,182,525	6.10
Luxembourg	248,047	0.24
Malaysia	312,034	0.31
Netherlands	385,444	0.38
Norway	605,278	0.60
Poland	141,370	0.14
Portugal	263,858	0.26
South Africa	617,796	0.61
South Korea	2,127,769	2.10
Spain	331,610	0.33
Switzerland	849,435	0.84
Taiwan	527,775	0.52
Thailand	439,862	0.43
Turkey	663,572	0.65
United States	70,053,250	69.13
Total Investments	$101,336,620	100.00%

Leuthold Global Fund
Schedule of Securities Sold Short - (a)
June 30, 2018 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 7.03%
Aerospace & Defense - 0.07%
Maxar Technologies, Ltd.	674	$34,051
Mercury Systems, Inc.	902	34,330
		68,381
Banks - 0.35%
HDFC Bank, Ltd. - ADR	1,073	112,686
Home BancShares, Inc.	3,153	71,132
South State Corp.	441	38,036
Sterling Bancorp	4,394	103,259
		325,113
Beverages - 0.22%
Anheuser-Busch InBev SA/NV - ADR	962	96,931
The Coca-Cola Co.	2,436	106,843
		203,774
Building Products - 0.18%
AAON, Inc.	1,017	33,815
American Woodmark Corp.	677	61,980
JELD-WEN Holding, Inc.	2,481	70,932
		166,727
Capital Markets - 0.13%
MarketAxess Holdings, Inc.	471	93,192
WisdomTree Investments, Inc.	3,000	27,240
		120,432
Chemicals - 0.25%
DowDuPont, Inc.	1,030	67,898
GCP Applied Technologies, Inc.	2,154	62,358
The Scotts Miracle-Gro Co.	1,183	98,378
		228,634
Commercial Services & Supplies - 0.39%
ABM Industries, Inc.	916	26,729
The Brink's Co.	1,244	99,209
Clean Harbors, Inc.	695	38,607
Healthcare Services Group, Inc.	1,856	80,161
MSA Safety, Inc.	442	42,582
Rollins, Inc.	1,286	67,618
		354,906
Communications Equipment - 0.20%
Finisar Corp.	5,800	104,400
Viavi Solutions, Inc.	7,390	75,674
		180,074
Construction Materials - 0.20%
Martin Marietta Materials, Inc.	350	78,166
Vulcan Materials Co.	799	103,119
		181,285
Diversified Consumer Services - 0.08%
Sotheby's	1,427	77,543

Energy Equipment & Services - 0.21%
Baker Hughes, a GE Co.	3,118	$102,988
Patterson-UTI Energy, Inc.	4,789	86,202
		189,190
Food Products - 0.14%
McCormick & Co., Inc.	1,118	129,789

Health Care Equipment & Supplies - 0.25%
Becton Dickinson and Co.	466	111,635
DexCom, Inc.	1,232	117,015
		228,650
Health Care Technology - 0.24%
Cerner Corp.	1,654	98,893
Medidata Solutions, Inc.	1,515	122,048
		220,941
Hotels, Restaurants & Leisure - 0.32%
Caesars Entertainment Corp.	8,225	88,008
The Cheesecake Factory, Inc.	1,740	95,804
The Wendy's Co.	6,493	111,550
		295,362
Household Durables - 0.11%
iRobot Corp.	1,390	105,320

Insurance - 0.63%
American International Group, Inc.	1,845	97,822
Arch Capital Group, Ltd. (b)	3,543	93,748
FNF Group	2,681	100,859
Marsh & McLennan Companies, Inc.	1,381	113,200
W.R. Berkley Corp.	999	72,338
Willis Towers Watson PLC (b)	651	98,692
		576,659
Internet & Direct Marketing Retail - 0.11%
Ctrip.com International, Ltd. - ADR	2,192	104,405

Internet Software & Services - 0.22%
LogMeIn, Inc.	962	99,326
Pandora Media, Inc.	12,626	99,493
		198,819
IT Services - 0.11%
Gartner, Inc.	780	103,662

Leisure Products - 0.13%
Hasbro, Inc.	1,256	115,941

Machinery - 0.43%
Actuant Corp. - Class A	1,142	33,518
Colfax Corp.	1,103	33,807
Flowserve Corp.	2,283	92,233
Lincoln Electric Holdings, Inc.	1,103	96,799
Mueller Water Products, Inc. - Class A	2,837	33,250
The Toro Co.	1,683	101,401
		391,008

Media - 0.21%
Cable One, Inc.	107	$78,462
Grupo Televisa SAB - ADR	6,073	115,083
		193,545
Metals & Mining - 0.08%
Franco-Nevada Corp. (b)	1,055	77,036

Multi-Utilities - 0.12%
NiSource, Inc.	4,220	110,902

Oil, Gas & Consumable Fuels - 0.11%
ONEOK, Inc.	1,482	103,488

Pharmaceuticals - 0.12%
AstraZeneca PLC - ADR	3,193	112,106

Professional Services - 0.04%
WageWorks, Inc.	701	35,050

Real Estate Investment Trusts (REITs) - 0.52%
CyrusOne, Inc.	1,734	101,196
Digital Realty Trust, Inc.	1,064	118,721
Healthcare Realty Trust, Inc.	2,551	74,183
Healthcare Trust of America, Inc. - Class A	4,348	117,222
Vornado Realty Trust	941	69,559
		480,881
Real Estate Management & Development - 0.04%
Kennedy-Wilson Holdings, Inc.	1,742	36,843

Semiconductors & Semiconductor Equipment - 0.23%
Advanced Micro Devices, Inc.	7,666	114,913
Universal Display Corp.	1,167	100,362
		215,275
Software - 0.48%
Guidewire Software, Inc.	1,250	110,975
Pegasystems, Inc.	1,132	62,033
Snap, Inc. - Class A	6,410	83,907
Symantec Corp.	3,924	81,031
The Ultimate Software Group, Inc.	420	108,070
		446,016
Textiles, Apparel & Luxury Goods - 0.11%
Under Armour, Inc. - Class A	4,438	99,766
TOTAL COMMON STOCKS (Proceeds $6,529,866)		$6,477,523

INVESTMENT COMPANIES - 7.62%
Exchange Traded Funds - 7.62%
iShares MSCI ACWI ETF	44,479	$3,163,346
iShares MSCI EAFE ETF	45,945	3,076,937
iShares MSCI Emerging Markets ETF	17,995	779,723
TOTAL INVESTMENT COMPANIES (Proceeds $7,206,998)		$7,020,006

TOTAL SECURITIES SOLD SHORT
(Proceeds $13,736,864) - 14.65%		$13,497,529

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Global Fund

Summary of Fair Value Exposure at June 30, 2018

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of June 30, 2018:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Airlines	$2,246,097	$1,148,800	$-	$3,394,897
Capital Markets	2,094,733	1,200,250	–	3,294,983
Chemicals	1,125,765	1,635,314	–	2,761,079
Communications Equipment	1,613,875	1,115,928	–	2,729,803
Health Care Providers & Services	4,566,828	948,770	–	5,515,598
Household Durables	2,002,293	1,481,621	–	3,483,914
Insurance	1,177,234	1,858,288	–	3,035,522
Internet Software & Services	1,634,104	–	–	1,634,104
IT Services	3,313,700	668,957	–	3,982,657
Metals & Mining	436,357	1,392,157	–	1,828,514
Multiline Retail	835,420	–	–	835,420
Oil, Gas & Consumable Fuels	3,786,684	3,067,556	–	6,854,240
Paper & Forest Products	2,360,811	1,684,481	47,492	4,092,784
Real Estate Management & Development	178,000	899,149	–	1,077,149
Semiconductors & Semiconductor Equipment	3,407,399	2,396,205	–	5,803,604
Wireless Telecommunication Services	321,073	1,734,326	–	2,055,399
Total Common Stocks	31,100,373	21,231,802	47,492	52,379,667
Exchange Traded Funds	9,874,606	–	–	9,874,606
Corporate Bonds	–	2,584,667	–	2,584,667
United States Treasury Obligations	–	4,639,460	–	4,639,460
Foreign Government Bonds	–	5,201,297	–	5,201,297
Money Market Funds	14,183,693	–	–	14,183,693
Investments Purchased as Securites Lending Collateral*	–	–	–	12,473,230
Total Investments in Securities	$55,158,672	$33,657,226	$47,492	$101,336,620

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$6,477,523	$–	$–	$6,477,523
Exchange Traded Funds	7,020,006	–	–	7,020,006
Total Securities Sold Short	$13,497,529	$–	$–	$13,497,529

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. The following is a summary of transfers for the period ended June 30, 2018:

Total Investments	Level 1		Level 2	Level 3
Transfers into:	$-		$552,766	$-
Transfers out of:	(552,766)		-	-
Net Transfers into and/or out of:	$(552,766)		$552,766	$-

The transfers were due to the adjustment of fair value of certain securities due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session traing on the NYSE.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of September 30, 2017	$47,698
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized depreciation	(206)	*
Purchases	–
Sales	–
Transfer into and/or out of Level 3	–
Balance as of June 30, 2018	$47,492	(1)

Change in unrealized depreciation during the period for Level 3 investments held at June 30, 2018:	$(206)

* Unrealized depreciation is due to a change in foreign currency exchange rate.

(1) The security (China Forestry Holdings Co., Ltd.) is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 2.95. Significant changes in the discount rate may result in a change in fair value measurement. For the duration of the period the discount was 95%.

Leuthold Select Industries Fund
Schedule of Investments
June 30, 2018 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 100.21%
Auto Components - 4.39%
American Axle & Manufacturing Holdings, Inc. (a)	4,144	$64,481
BorgWarner, Inc.	3,024	130,516
Cooper Tire & Rubber Co.	1,946	51,180
Cooper-Standard Holding, Inc. (a)	664	86,765
Gentex Corp.	3,961	91,182
Lear Corp.	876	162,770
Magna International, Inc. (b)	2,555	148,522
Tenneco, Inc.	1,215	53,411
		788,827
Consumer Finance - 3.05%
Ally Financial, Inc.	5,054	132,769
Capital One Financial Corp.	1,167	107,247
Navient Corp.	5,345	69,645
OneMain Holdings, Inc. (a)	2,178	72,506
Santander Consumer USA Holdings, Inc.	4,561	87,069
World Acceptance Corp. (a)	714	79,261
		548,497
Food & Staples Retailing - 4.16%
Kroger Co.	7,627	216,988
Performance Food Group Co. (a)	2,442	89,621
Sprouts Farmers Market, Inc. (a)	5,826	128,580
United Natural Foods, Inc. (a)	3,034	129,430
US Foods Holding Corp. (a)	4,863	183,919
		748,538
Health Care Providers & Services - 22.14%
Acadia Healthcare Co., Inc. (a)	4,882	199,723
Aetna, Inc.	1,363	250,111
AMN Healthcare Services, Inc. (a)	1,689	98,975
Anthem, Inc.	1,215	289,206
Centene Corp. (a)	2,448	301,618
Cigna Corp.	1,011	171,819
DaVita, Inc. (a)	2,593	180,058
Encompass Health Corp.	3,135	212,302
Express Scripts Holding Co. (a)	3,006	232,093
HCA Healthcare, Inc.	3,315	340,119
Humana, Inc.	804	239,295
Laboratory Corp of America Holdings (a)	1,091	195,867
LifePoint Health, Inc. (a)	2,281	111,313
MEDNAX, Inc. (a)	2,574	111,403
Premier, Inc. - Class A (a)	2,853	103,792
Quest Diagnostics, Inc.	1,807	198,662
Select Medical Holdings Corp. (a)	6,643	120,570
UnitedHealth Group, Inc.	1,438	352,799
Universal Health Services, Inc. - Class B	2,448	272,805
		3,982,530
Hotels, Restaurants & Leisure - 4.54%
Carnival Corp.	3,278	187,862
ILG, Inc.	3,994	131,922
Marriott Vacations Worldwide Corp.	790	89,238
Norwegian Cruise Line Holdings, Ltd. (a)	1,807	85,381
Royal Caribbean Cruises, Ltd.	1,528	158,301
Wyndham Destinations, Inc.	1,597	70,699
Wyndham Hotels & Resorts, Inc.	1,597	93,952
		817,355

Household Durables - 5.74%
D.R. Horton, Inc.	5,933	$243,253
Lennar Corp. - Class A	2,730	143,325
M/I Homes, Inc. (a)	2,222	58,838
MDC Holdings, Inc.	2,518	77,479
Meritage Homes Corp. (a)	1,948	85,615
PulteGroup, Inc.	6,913	198,749
Taylor Morrison Home Corp. - Class A (a)	3,342	69,447
Toll Brothers, Inc.	4,197	155,247
		1,031,953
IT Services - 14.67%
Accenture PLC - Class A (b)	1,426	233,279
Alliance Data Systems Corp.	650	151,580
Amdocs, Ltd.	1,233	81,612
CACI International, Inc. - Class A (a)	541	91,186
CGI Group, Inc. - Class A (a)(b)	1,154	73,071
Cognizant Technology Solutions Corp. - Class A	1,225	96,763
Convergys Corp.	2,244	54,843
First Data Corp. - Class A (a)	7,140	149,440
Fiserv, Inc. (a)	2,992	221,677
FleetCor Technologies, Inc. (a)	699	147,244
Genpact, Ltd.	2,446	70,763
International Business Machines Corp.	1,083	151,295
Mastercard, Inc. - Class A	1,639	322,096
MAXIMUS, Inc.	2,104	130,680
Science Applications International Corp.	1,119	90,561
Syntel, Inc. (a)	2,355	75,572
Travelport Worldwide, Ltd. (b)	5,003	92,756
Visa, Inc. - Class A	2,323	307,681
The Western Union Co.	4,735	96,263
		2,638,362
Metals & Mining - 1.36%
ArcelorMittal - NYRS	4,077	117,336
Vale SA - ADR	9,951	127,572
		244,908
Multiline Retail - 9.80%
Big Lots, Inc.	3,330	139,127
Dillard's, Inc. - Class A	1,502	141,939
Dollar General Corp.	2,663	262,572
Dollar Tree, Inc. (a)	2,372	201,620
J.C. Penney Co., Inc. (a)	36,205	84,720
Kohl's Corp.	2,500	182,250
Macy's, Inc.	4,957	185,541
Nordstrom, Inc.	3,627	187,806
Target Corp.	4,945	376,413
		1,761,988
Paper & Forest Products - 1.94%
Boise Cascade Co.	3,271	146,214
Louisiana-Pacific Corp.	7,465	203,197
		349,411
Professional Services - 6.80%
ASGN, Inc. (a)	2,717	212,442
Insperity, Inc.	2,115	201,454
Korn/Ferry International	2,941	182,136
ManpowerGroup, Inc.	1,961	168,764
Robert Half International, Inc.	3,179	206,953
TriNet Group, Inc. (a)	2,917	163,177
TrueBlue, Inc. (a)	3,235	87,183
		1,222,109

Road & Rail - 5.43%
Canadian National Railway Co. (b)	1,552	$126,876
Canadian Pacific Railway, Ltd. (b)	710	129,944
CSX Corp.	2,059	131,323
Genesee & Wyoming, Inc. - Class A (a)	1,214	98,723
Kansas City Southern	1,208	128,000
Norfolk Southern Corp.	869	131,106
Union Pacific Corp.	908	128,645
Werner Enterprises, Inc.	2,739	102,849
		977,466
Semiconductors & Semiconductor Equipment - 9.57%
Applied Materials, Inc.	5,213	240,788
Cirrus Logic, Inc. (a)	967	37,065
Intel Corp.	2,225	110,605
KLA-Tencor Corp.	1,075	110,220
Kulicke & Soffa Industries, Inc. (b)	2,911	69,340
Lam Research Corp.	1,890	326,686
Micron Technology, Inc. (a)	2,912	152,705
MKS Instruments, Inc.	1,981	189,582
SolarEdge Technologies, Inc. (a)(b)	3,084	147,569
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,685	98,164
Teradyne, Inc.	6,279	239,042
		1,721,766
Specialty Retail - 6.62%
Aaron's, Inc.	3,400	147,730
AutoNation, Inc. (a)	1,875	91,087
Bed, Bath & Beyond, Inc.	5,423	108,053
Group 1 Automotive, Inc.	1,310	82,530
The Home Depot, Inc.	696	135,790
Lowe's Companies, Inc.	2,337	223,347
The Michaels Companies, Inc. (a)	4,351	83,409
Penske Automotive Group, Inc.	2,202	103,164
Williams-Sonoma, Inc.	3,517	215,873
		1,190,983
TOTAL COMMON STOCKS (Cost $15,197,127)		$18,024,693

SHORT-TERM INVESTMENTS - 0.43%
Money Market Funds - 0.43%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.775% (c)	77,281	$77,281
TOTAL SHORT-TERM INVESTMENTS (Cost $77,281)		$77,281

Total Investments (Cost $15,274,408) - 100.64%		$18,101,974
Liabilities in Excess of Other Assets - (0.64)%		(115,694)
TOTAL NET ASSETS - 100.00%		$17,986,280

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
NYRS	New York Registry Shares
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Select Industries Fund

Summary of Fair Value Exposure at June 30, 2018

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$18,024,693	$–	$–	$18,024,693
Money Markets	77,281	–	–	77,281
Total Investments in Securities	$18,101,974	$–	$–	$18,101,974

The Fund did not invest in any Level 3 securities or have any transfers into or out of Level 1 or Level 2 during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Leuthold Global Industries Fund
Schedule of Investments
June 30, 2018 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 99.52%
Airlines - 6.49%
Air Canada (a)(b)	4,628	$74,807
AirAsia Bhd (b)	85,400	63,296
Delta Air Lines, Inc.	2,155	106,759
Deutsche Lufthansa AG (b)	4,093	98,059
Hawaiian Holdings, Inc.	841	30,234
International Consolidated Airlines Group SA (b)	8,099	70,659
JetBlue Airways Corp. (a)	3,585	68,043
SkyWest, Inc.	1,254	65,083
United Continental Holdings, Inc. (a)	1,362	94,972
		671,912
Capital Markets - 6.27%
3i Group PLC (b)	6,883	81,489
AllianceBernstein Holding LP	2,141	61,126
Apollo Global Management LLC - Class A	2,679	85,380
The Carlyle Group LP	2,533	53,953
Federated Investors, Inc. - Class B	2,016	47,013
GAM Holding AG (b)	3,314	45,570
KKR & Co. LP	3,917	97,337
Man Group PLC (b)	28,216	65,408
Perpetual, Ltd. (b)	1,565	48,173
Quilter PLC (a)(b)	6,345	12,135
Waddell & Reed Financial, Inc. - Class A	2,839	51,017
		648,601
Chemicals - 5.17%
Denka Co., Ltd. (b)	1,400	46,601
Hanwha Chemical Corp. (b)	1,880	36,848
Lotte Chemical Corp. (b)	349	108,794
LyondellBasell Industries NV - Class A (b)	1,394	153,131
Tosoh Corp. (b)	8,000	123,698
Trinseo SA (b)	928	65,842
		534,914
Communications Equipment - 5.14%
Arcadyan Technology Corp. (b)	26,000	62,686
ARRIS International PLC (a)(b)	3,149	76,977
BYD Electronic International Co., Ltd. (b)	55,000	74,881
Ciena Corp. (a)	3,292	87,271
CommScope Holding Co., Inc. (a)	2,740	80,022
EchoStar Corp. - Class A (a)	1,611	71,528
Sangsangin Co., Ltd. (a)(b)	2,097	39,844
Taihan Fiberoptics Co., Ltd. (a)(b)	7,064	38,536
		531,745

Health Care Providers & Services - 10.36%
Aetna, Inc.	551	$101,109
Alfresa Holdings Corp. (b)	4,200	98,626
Anthem, Inc.	429	102,115
Centene Corp. (a)	839	103,373
Cigna Corp.	600	101,970
Express Scripts Holding Co. (a)	1,469	113,422
Laboratory Corp. of America Holdings (a)	523	93,894
Magellan Health, Inc. (a)	522	50,086
McKesson Corp.	741	98,849
Medipal Holdings Corp. (b)	4,600	92,401
Patterson Companies, Inc.	2,830	64,156
Qualicorp SA (b)	10,900	51,747
		1,071,748
Household Durables - 6.66%
Barratt Developments PLC (b)	9,393	63,674
Bellway PLC (b)	1,970	77,826
Haseko Corp. (b)	6,400	88,212
Lennar Corp. - Class A	1,793	94,133
MDC Holdings, Inc.	2,271	69,879
Meritage Homes Corp. (a)	1,697	74,583
Redrow PLC (b)	9,978	70,098
Toll Brothers, Inc.	1,720	63,623
TRI Pointe Group, Inc. (a)	5,337	87,313
		689,341
Insurance - 5.87%
CNO Financial Group, Inc.	3,460	65,878
Dai-ichi Life Holdings, Inc. (b)	4,400	78,310
Legal & General Group PLC (b)	23,544	82,353
Lincoln National Corp.	718	44,696
Medibank Pvt, Ltd. (b)	28,153	60,789
Old Mutual, Ltd. (a)(b)	19,035	37,631
Ping An Insurance Group Co. of China, Ltd. (b)	13,000	119,050
Prudential Financial, Inc.	645	60,314
Unum Group (a)	1,571	58,111
		607,132
Internet Software & Services - 3.07%
Akamai Technologies, Inc. (a)	1,102	80,700
Alphabet, Inc. - Class A (a)	84	94,852
eBay, Inc. (a)	2,389	86,625
j2 Global, Inc.	643	55,690
		317,867
IT Services - 7.42%
Alliance Data Systems Corp.	329	76,723
CACI International, Inc. - Class A (a)	416	70,117
Computershare, Ltd. (b)	3,700	50,403
CSG Systems International, Inc.	1,198	48,962
Fidelity National Information Services, Inc.	724	76,766
FleetCor Technologies, Inc. (a)	354	74,570
Genpact, Ltd.	2,574	74,466
GreenSky, Inc. Class A (a)	2,160	45,684
MAXIMUS, Inc.	838	52,048
NET One Systems Co., Ltd. (b)	4,600	78,971
Syntel, Inc. (a)	2,101	67,421
Travelport Worldwide, Ltd. (b)	2,788	51,690
		767,821

Metals & Mining - 3.57%
APERAM SA (b)	1,182	$50,664
BlueScope Steel, Ltd. (b)	10,311	131,595
Ferrexpo PLC (b)	17,331	41,673
Reliance Steel & Aluminum Co.	515	45,083
Voestalpine AG (b)	1,311	60,284
Worthington Industries, Inc.	949	39,829
		369,128
Multiline Retail - 1.57%
Dillard's, Inc. - Class A	879	83,066
Kohl's Corp.	1,096	79,898
		162,964
Oil, Gas & Consumable Fuels - 12.96%
Adaro Energy Tbk PT (b)	386,400	48,213
Antero Resources Corp. (a)	2,818	60,164
Beach Energy, Ltd. (b)	40,291	52,152
Cenovus Energy, Inc. (b)	5,676	58,917
Chesapeake Energy Corp. (a)	11,881	62,256
CNX Resources Corp. (a)	3,229	57,412
DNO ASA (a)(b)	27,267	50,195
Ecopetrol SA - ADR	2,974	61,116
Eni SpA - ADR	1,664	61,768
Equinor ASA - ADR	2,561	67,636
Exxon Mobil Corp.	1,036	85,708
Galp Energia SGPS SA (b)	2,718	51,706
Idemitsu Kosan Co., Ltd. (b)	1,400	49,786
Laredo Petroleum, Inc. (a)	5,447	52,400
MOL Hungarian Oil & Gas PLC (b)	4,676	44,995
PBF Energy, Inc. - Class A	1,344	56,354
Peyto Exploration & Development Corp. (b)	6,226	47,927
Polski Koncern Naftowy ORLEN SA (b)	1,280	28,668
PTT PCL - NVDR	35,100	50,746
Repsol SA (b)	3,313	64,667
Southwestern Energy Co. (a)	11,387	60,351
Thai Oil PCL - NVDR	15,500	36,336
Tupras Turkiye Petrol Rafinerileri AS (b)	1,382	32,577
Whitehaven Coal, Ltd. (b)	23,096	98,591
		1,340,641
Paper & Forest Products - 7.85%
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)	116,000	2,218
Domtar Corp.	1,345	64,210
Fibria Celulose SA - ADR	3,650	67,854
Lee & Man Paper Manufacturing, Ltd. (b)	54,000	54,479
Louisiana-Pacific Corp.	3,344	91,024
Norbord, Inc. (b)	1,553	63,861
Sappi, Ltd. (b)	13,163	87,582
Stora Enso OYJ (b)	6,978	135,945
Suzano Papel e Celulose SA (b)	3,900	45,000
UPM-Kymmene OYJ (b)	1,835	65,336
West Fraser Timber Co., Ltd. (b)	1,953	134,429
		811,938
Real Estate Management & Development - 2.10%
Daiwa House Industry Co., Ltd. (b)	1,600	54,435
Hongkong Land Holdings, Ltd. (b)	9,680	69,202
Realogy Holdings Corp.	1,519	34,633
Vonovia SE (b)	1,256	59,697
		217,967

Semiconductors & Semiconductor Equipment - 10.99%
A-DATA Technology Co., Ltd. (b)	15,000	$32,238
Amkor Technology, Inc. (a)	7,520	64,597
Applied Materials, Inc.	1,627	75,151
ASM International NV (b)	1,410	77,695
Cirrus Logic, Inc. (a)	892	34,190
DB HiTek Co., Ltd. (b)	4,069	71,480
Dialog Semiconductor PLC (a)(b)	1,278	19,371
Japan Material Co., Ltd. (b)	4,400	67,889
Jusung Engineering Co., Ltd. (b)	6,571	48,370
Lam Research Corp.	471	81,412
Micron Technology, Inc. (a)	3,381	177,300
MKS Instruments, Inc.	602	57,611
ON Semiconductor Corp. (a)	4,115	91,497
SCREEN Holdings Co., Ltd. (b)	800	56,027
STMicroelectronics NV - NYRS	3,662	81,003
Tokyo Seimitsu Co., Ltd. (b)	1,800	59,326
Ulvac, Inc. (b)	1,100	41,962
		1,137,119
Wireless Telecommunication Services - 4.03%
China Mobile, Ltd. - ADR	1,407	62,457
Freenet AG (b)	2,083	55,078
KDDI Corp. (b)	5,200	142,193
Softbank Group Corp. (b)	2,200	157,098
		416,826
TOTAL COMMON STOCKS (Cost $9,768,974)		$10,297,664

SHORT-TERM INVESTMENTS - 0.23%
Money Market Funds - 0.23%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.775% (c)	23,329	$23,329
TOTAL SHORT-TERM INVESTMENTS (Cost $23,329)		$23,329

Total Investments (Cost $9,792,303) - 99.75%		$10,320,993
Other Assets in Excess of Liabilities - 0.25%		25,961
TOTAL NET ASSETS - 100.00%		$10,346,954

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NYRS	New York Registry Shares
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2018.
(d)	Illiquid security. The fair value of these securities total $2,218 which represents 0.02% of total net assets.
(e)
The security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. and is deemed a Level 3 security as it is valued using significant unobservable inputs.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

		Percentage
	Fair	of Total
	Value	Investments
CURRENCY EXPOSURE
Australian Dollar	$441,702	4.28%
Brazilian Real	96,747	0.94
British Pound	602,947	5.84
Canadian Dollar	321,024	3.11
Euro	738,501	7.16
Hong Kong Dollar	250,628	2.43
Hungarian Forint	44,995	0.44
Indonesian Rupiah	48,213	0.47
Japanese Yen	1,235,535	11.97
Malaysian Ringgit	63,296	0.61
New Taiwan Dollar	94,925	0.92
Norwegian Krone	50,195	0.49
Polish Zloty	28,668	0.28
South African Rand	87,582	0.85
South Korea Won	343,872	3.33
Swiss Franc	45,570	0.44
Thai Baht	87,082	0.84
Turkish Lira	32,577	0.32
US Dollar	5,706,934	55.29
Total Investments	$10,320,993	100.00%

		Percentage
	Fair	of Total
	Value	Investments
PORTFOLIO DIVERSIFICATION
Australia	$441,702	4.28%
Austria	60,284	0.58
Brazil	164,601	1.59
Britain	594,703	5.76
Canada	379,941	3.68
China	196,149	1.90
Colombia	61,116	0.59
Finland	201,281	1.95
Germany	212,834	2.06
Hong Kong	186,138	1.80
Hungary	44,995	0.44
Indonesia	48,213	0.47
Italy	61,768	0.60
Japan	1,235,535	11.97
Luxembourg	50,664	0.49
Malaysia	63,296	0.61
Netherlands	77,695	0.75
Norway	117,831	1.14
Poland	28,668	0.28
Portugal	51,706	0.50
South Africa	125,214	1.21
South Korea	343,872	3.33
Spain	64,667	0.63
Switzerland	168,246	1.63
Taiwan	94,925	0.92
Thailand	87,082	0.84
Turkey	32,577	0.32
United States	5,125,290	49.66
Total Investments	$10,320,993	100.00%

Leuthold Global Industries Fund

Summary of Fair Value Exposure at June 30, 2018

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investments at Fair Value	Level 1		Level 2	Level 3	Total
Common Stocks
Airlines	$439,898		$232,014	$–	$671,912
Capital Markets	407,961		240,640	–	648,601
Chemicals	218,973		315,941	–	534,914
Communications Equipment	315,798		215,947	–	531,745
Health Care Providers & Services	880,721		191,027	–	1,071,748
Household Durables	389,531		299,810	–	689,341
Insurance	228,999		378,133	–	607,132
Internet Software & Services	317,867		–	–	317,867
IT Services	638,447		129,374	–	767,821
Metals & Mining	84,912		284,216	–	369,128
Multiline Retail	162,964		-	–	162,964
Oil, Gas & Consumable Fuels	732,009		608,632	–	1,340,641
Paper & Forest Products	466,378		343,342	2,218	811,938
Real Estate Management & Development	34,633		183,334	–	217,967
Semiconductors & Semiconductor Equipment	662,761		474,358	–	1,137,119
Wireless Telecommunication Services	62,457		354,369	–	416,826
Total Common Stocks	6,044,309		4,251,137	2,218	10,297,664
Money Market Funds	23,329		–	–	23,329
Total Investments in Securities	$6,067,638		$4,251,137	$2,218	$10,320,993

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. The following is a summary of transfers for the period ended June 30, 2018:

Total Investments	Level 1		Level 2	Level 3
Transfers into:	$-		$111,771	$-
Transfers out of:	(111,771)		-	-
Net Transfers into and/or out of:	$(111,771)		$111,771	$-

The transfers were due to the adjustment of fair value of certain securities due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session traing on the NYSE.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of September 30, 2017	$2,227
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized depreciation	(9)	*
Purchases	-
Sales	-
Transfer into and/or out of Level 3	-
Balance as of June 30, 2018	$2,218	(1)

Change in unrealized depreciation during the period for Level 3 investments held at June 30, 2018:	$(9)

* Unrealized depreciation is due to a change in foreign currency exchange rate.

(1) The security (China Forestry Holdings Co., Ltd.) is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 2.95. Significant changes in the discount rate may result in a change in fair value measurement. For the duration of the period the discount was 95%.

Grizzly Short Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 81.76%
Money Market Funds - 81.76%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.775% (a)(b)	87,003,064	$87,003,064
TOTAL SHORT-TERM INVESTMENTS (Cost $87,003,064)		$87,003,064

Total Investments (Cost $87,003,064) - 81.76%		$87,003,064
Other Assets in Excess of Liabilities - 18.24% (b)		19,411,281
TOTAL NET ASSETS - 100.00%		$106,414,345

Percentages are stated as a percent of net assets.
(a) The rate quoted is the annualized seven-day yield as of June 30, 2018.
(b)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Grizzly Short Fund
Schedule of Securities Sold Short - (a)
June 30, 2018 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 96.09%
Aerospace & Defense - 1.02%
Maxar Technologies, Ltd.	10,669	$538,998
Mercury Systems, Inc.	14,250	542,355
		1,081,353
Banks - 4.82%
HDFC Bank, Ltd. - ADR	16,941	1,779,144
Home BancShares, Inc.	49,725	1,121,796
South State Corp.	6,976	601,680
Sterling Bancorp	69,357	1,629,889
		5,132,509
Beverages - 3.03%
Anheuser-Busch InBev SA/NV - ADR	15,246	1,536,187
The Coca-Cola Co.	38,565	1,691,461
		3,227,648
Building Products - 2.47%
AAON, Inc.	16,044	533,463
American Woodmark Corp.	10,663	976,198
JELD-WEN Holding, Inc.	39,063	1,116,811
		2,626,472
Capital Markets - 1.79%
MarketAxess Holdings, Inc.	7,468	1,477,618
WisdomTree Investments, Inc.	47,334	429,793
		1,907,411
Chemicals - 3.39%
DowDuPont, Inc.	16,343	1,077,330
GCP Applied Technologies, Inc.	33,881	980,855
The Scotts Miracle-Gro Co.	18,635	1,549,687
		3,607,872
Commercial Services & Supplies - 5.27%
ABM Industries, Inc.	14,449	421,622
The Brink's Co.	19,597	1,562,861
Clean Harbors, Inc.	10,962	608,939
Healthcare Services Group, Inc.	29,496	1,273,932
MSA Safety, Inc.	6,976	672,068
Rollins, Inc.	20,268	1,065,691
		5,605,113
Communications Equipment - 2.67%
Finisar Corp.	91,479	1,646,622
Viavi Solutions, Inc.	116,690	1,194,906
		2,841,528

Construction Materials - 2.71%
Martin Marietta Materials, Inc.	5,580	$1,246,182
Vulcan Materials Co.	12,656	1,633,383
		2,879,565
Diversified Consumer Services - 1.15%
Sotheby's	22,521	1,223,791

Energy Equipment & Services - 2.80%
Baker Hughes, a GE Co.	49,132	1,622,830
Patterson-UTI Energy, Inc.	75,535	1,359,630
		2,982,460
Food Products - 1.92%
McCormick & Co., Inc.	17,638	2,047,595

Health Care Equipment & Supplies - 3.39%
Becton Dickinson and Co.	7,374	1,766,516
DexCom, Inc.	19,432	1,845,651
		3,612,167
Health Care Technology - 3.27%
Cerner Corp.	26,108	1,560,997
Medidata Solutions, Inc.	23,816	1,918,617
		3,479,614
Hotels, Restaurants & Leisure - 4.39%
Caesars Entertainment Corp.	129,745	1,388,271
The Cheesecake Factory, Inc.	27,580	1,518,555
The Wendy's Co.	102,440	1,759,919
		4,666,745
Household Durables - 1.56%
iRobot Corp.	21,923	1,661,106

Insurance - 8.56%
American International Group, Inc.	29,098	1,542,776
Arch Capital Group, Ltd. (b)	55,904	1,479,220
FNF Group	42,451	1,597,007
Marsh & McLennan Companies, Inc.	21,823	1,788,831
W.R. Berkley Corp.	15,745	1,140,096
Willis Towers Watson PLC (b)	10,264	1,556,022
		9,103,952
Internet & Direct Marketing Retail - 1.55%
Ctrip.com International, Ltd. - ADR	34,579	1,646,998

Internet Software & Services - 2.94%
LogMeIn, Inc.	15,162	1,565,476
Pandora Media, Inc.	198,979	1,567,955
		3,133,431

IT Services - 1.53%
Gartner, Inc.	12,257	$1,628,955

Leisure Products - 1.71%
Hasbro, Inc.	19,731	1,821,369

Machinery - 5.81%
Actuant Corp. - Class A	18,001	528,329
Colfax Corp.	17,339	531,440
Flowserve Corp.	36,073	1,457,349
Lincoln Electric Holdings, Inc.	17,439	1,530,447
Mueller Water Products, Inc. - Class A	44,942	526,720
The Toro Co.	26,607	1,603,072
		6,177,357
Media - 2.87%
Cable One, Inc.	1,694	1,242,193
Grupo Televisa SAB - ADR	95,465	1,809,062
		3,051,255
Metals & Mining - 1.14%
Franco-Nevada Corp. (b)	16,642	1,215,199

Multi-Utilities - 1.65%
NiSource, Inc.	66,766	1,754,610

Oil, Gas & Consumable Fuels - 1.54%
ONEOK, Inc.	23,517	1,642,192

Pharmaceuticals - 1.66%
AstraZeneca PLC - ADR	50,423	1,770,352

Professional Services - 0.52%
WageWorks, Inc.	11,061	553,050

Real Estate Investment Trusts (REITs) - 7.11%
CyrusOne, Inc.	27,304	1,593,461
Digital Realty Trust, Inc.	16,741	1,867,961
Healthcare Realty Trust, Inc.	40,159	1,167,824
Healthcare Trust of America, Inc. - Class A	68,360	1,842,986
Vornado Realty Trust	14,848	1,097,564
		7,569,796
Real Estate Management & Development - 0.55%
Kennedy-Wilson Holdings, Inc.	27,503	581,688

Semiconductors & Semiconductor Equipment - 3.19%
Advanced Micro Devices, Inc.	120,676	1,808,933
Universal Display Corp.	18,435	1,585,410
		3,394,343
Software - 6.63%
Guidewire Software, Inc.	19,731	1,751,718
Pegasystems, Inc.	17,937	982,948
Snap, Inc. - Class A	101,245	1,325,297
Symantec Corp.	61,883	1,277,884
The Ultimate Software Group, Inc.	6,677	1,718,059
		7,055,906

Textiles, Apparel & Luxury Goods - 1.48%
Under Armour, Inc. - Class A		70,054	$1,574,814
TOTAL COMMON STOCKS (Proceeds $103,429,610)			102,258,216

TOTAL SECURITIES SOLD SHORT
(Proceeds $103,429,610) - 96.09%			$102,258,216

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Grizzly Short Fund

Summary of Fair Value Exposure at June 30, 2018

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Short-Term Investments	$87,003,064	$–	$–	$87,003,064
Total Investments in Securities	$87,003,064	$–	$–	$87,003,064

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$102,258,216	$–	$–	$102,258,216
Total Securities Sold Short	$102,258,216	$–	$–	$102,258,216

The Fund did not invest in any Level 3 securities or have any transfers into or out of Level 1 or Level 2 during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Leuthold Funds, Inc.

By (Signature and Title) /s/ John Mueller
                                           John Mueller, President

Date   August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Mueller
                                             John Mueller, President

Date   August 24, 2018

By (Signature and Title)* /s/ Holly J. Weiss
                                             Holly J. Weiss, Treasurer

Date   August 24, 2018

* Print the name and title of each signing officer under his or her signature.